Business acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business acquisition [Line Items]
Contingent consideration	¥ 4,100
Contingent consideration paid for business acquisitions	14,019	$ 2,149	¥ 13,921	¥ 6,800
Adjustment of the fair value of the contingent consideration	(5,451)	$ (835)	344	(5,242)
2019 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price			59,981
Cash consideration			52,640
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target			7,341
Contingent consideration			2,265
Contingent consideration paid for business acquisitions			1,776
Adjustment of the fair value of the contingent consideration			3,715
Total unpaid consideration			4,115
2018 Travel Agencies [Member]
Business acquisition [Line Items]
Total purchase price				20,234
Cash consideration				9,852
Fair value of contingent cash consideration to be made based on the achievement of certain revenue and profit target				¥ 10,382
Contingent consideration			3,800
Downward adjustment of contingent consideration	1,736		¥ 2,311
Total unpaid consideration	¥ 2,535
Offline Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired			51.00%
Online Travel Agencies [Member]
Business acquisition [Line Items]
Equity interests acquired			63.51%	80.00%